accounting policy developments (Tables)	6 Months Ended
Jun. 30, 2026
accounting policy developments
Schedule of adjusted net income

	Three-month period ended June 30, 2026					Six-month period ended June 30, 2026
	Unattributed amounts		Attributable to			Unattributed amounts		Attributable to
		Income tax	Common Shares [1]		Non-controlling		Income tax	Common Shares [1]		Non-controlling
(millions except per share amounts)	Total	effect	Total	Per basic share	interests	Total	effect	Total	Per basic share	interests
Reconciiation of net income (loss) with possible management-defined performance measure
Net income (loss)	$(1,830)		$(1,840)	$(1.17)	$10	$(1,686)		$(1,704)	$(1.09)	$18
Add (deduct):
Restructuring and other costs (Note 16(a))	189	$(23)	189	0.12	—	504	$(110)	504	0.32	—
Real estate rationalization-related restructuring impairments included in depreciation (Note 16(a))	—	$—	—	—	—	4	$(1)	4	—	—
Impairment of intangible assets and goodwill (Note 18(b))	2,135	$(219)	2,135	1.36	—	2,135	$(219)	2,135	1.36	—
Long-term debt prepayment premium (Note 9)	51	$(14)	51	0.03	—	51	$(14)	51	0.03	—
Income-tax related adjustments	(25)		(25)	(0.01)	—	(36)		(36)	(0.02)	—
Income tax on the above adjustments	(256)		(256)	(0.17)	—	(344)		(344)	(0.21)	—
Adjusted net income	$264		$254	$0.16	$10	$628		$610	$0.39	$18

			Possible management-defined performance measure					Possible management-defined performance measure

1

The amounts presented as being attributable to Common Shares are consistent with those that are disclosed and reconciled (as required by securities regulation) in Section 11.1 of the management’s discussion and analysis corresponding to these condensed interim consolidated financial statements.